UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code:
Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: December 31
Date of reporting period: September 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP
GROWTH PORTFOLIO
(FORMERLY KNOWN AS LEGG MASON PARTNERS
VARIABLE SMALL CAP GROWTH PORTFOLIO)
FORM N-Q
SEPTEMBER 30, 2009

Legg Mason ClearBridge Variable Small Cap Growth Portfolio
Schedule of Investments (unaudited)
September 30, 2009

Shares	Security	Value

COMMON STOCKS — 93.2%
CONSUMER DISCRETIONARY — 9.8%
Hotels, Restaurants & Leisure — 4.1%
58,450	Bally Technologies Inc. *	$2,242,727
139,260	Burger King Holdings Inc.	2,449,583

	Total Hotels, Restaurants & Leisure	4,692,310

Media — 1.6%
306,726	Lions Gate Entertainment Corp. *	1,889,432
Specialty Retail — 4.1%
83,430	Hibbett Sports Inc. *	1,520,929
29,250	Ross Stores Inc.	1,397,272
61,170	Urban Outfitters Inc. *	1,845,499

	Total Specialty Retail	4,763,700

	TOTAL CONSUMER DISCRETIONARY	11,345,442

CONSUMER STAPLES — 2.0%
Food & Staples Retailing — 2.0%
73,250	Casey’s General Stores Inc.	2,298,585

ENERGY — 7.3%
Energy Equipment & Services — 2.9%
174,256	ION Geophysical Corp. *	613,381
82,250	North American Energy Partners Inc. *	493,500
19,800	Oceaneering International Inc. *	1,123,650
218,425	Parker Drilling Co. *	1,192,601

	Total Energy Equipment & Services	3,423,132

Oil, Gas & Consumable Fuels — 4.4%
29,370	Comstock Resources Inc. *	1,177,150
42,981	GMX Resources Inc. *	675,231
43,819	Range Resources Corp.	2,162,906
84,539	SandRidge Energy Inc. *	1,095,625

	Total Oil, Gas & Consumable Fuels	5,110,912

	TOTAL ENERGY	8,534,044

EXCHANGE TRADED FUND — 1.7%
Exchange Traded Fund — 1.7%
30,794	iShares Russell 2000 Growth Index Fund	2,017,315

FINANCIALS — 5.6%
Capital Markets — 2.7%
27,960	Affiliated Managers Group Inc. *	1,817,679
73,680	Duff & Phelps Corp., Class A Shares	1,411,709

	Total Capital Markets	3,229,388

Diversified Financial Services — 0.7%
188,035	Primus Guaranty Ltd. *	802,910

Real Estate Investment Trusts (REITs) — 2.2%
11,969	Alexandria Real Estate Equities Inc.	650,515
152,570	CB Richard Ellis Group Inc., Class A Shares *	1,791,172
40,370	Gramercy Capital Corp. *	98,099

	Total Real Estate Investment Trusts (REITs)	2,539,786

	TOTAL FINANCIALS	6,572,084

HEALTH CARE — 16.5%
Biotechnology — 4.0%
73,930	Acorda Therapeutics Inc. *	1,721,090
57,170	Alexion Pharmaceuticals Inc. *	2,546,352
149,010	ARIAD Pharmaceuticals Inc. *	330,802

	Total Biotechnology	4,598,244

See Notes to Schedule of Investments.

Legg Mason ClearBridge Variable Small Cap Growth Portfolio
Schedule of Investments (unaudited) (continued)
September 30, 2009

Shares	Security	Value
Health Care Equipment & Supplies — 2.4%
74,420	Conceptus Inc. *	$1,379,747
42,969	Integra LifeSciences Holdings Corp. *	1,467,391

	Total Health Care Equipment & Supplies	2,847,138

Health Care Providers & Services — 5.2%
89,860	AmerisourceBergen Corp.	2,011,067
42,700	Mednax Inc. *	2,345,084
37,500	Owens & Minor Inc.	1,696,875

	Total Health Care Providers & Services	6,053,026

Health Care Technology — 0.5%
44,550	Vital Images Inc. *	557,766

Life Sciences Tools & Services — 2.1%
26,360	Mettler-Toledo International Inc. *	2,387,952

Pharmaceuticals — 2.3%
54,050	Auxilium Pharmaceuticals Inc. *	1,849,051
39,509	XenoPort Inc. *	838,776

	Total Pharmaceuticals	2,687,827

	TOTAL HEALTH CARE	19,131,953

INDUSTRIALS — 14.6%
Aerospace & Defense — 1.8%
135,087	Orbital Sciences Corp. *	2,022,252

Commercial Services & Supplies — 4.6%
104,730	Corrections Corporation of America *	2,372,134
39,480	Herman Miller Inc.	667,607
103,462	Taleo Corp., Class A Shares *	2,342,380

	Total Commercial Services & Supplies	5,382,121

Construction & Engineering — 2.9%
62,890	Quanta Services Inc. *	1,391,756
62,040	Shaw Group Inc. *	1,990,863

	Total Construction & Engineering	3,382,619

Electrical Equipment — 0.3%
16,700	A123 Systems Inc. *	356,044

Machinery — 3.2%
39,860	AGCO Corp. *	1,101,332
90,930	IDEX Corp.	2,541,493

	Total Machinery	3,642,825

Trading Companies & Distributors — 1.8%
48,880	MSC Industrial Direct Co. Inc., Class A Shares	2,130,191

	TOTAL INDUSTRIALS	16,916,052

INFORMATION TECHNOLOGY — 25.7%
Communications Equipment — 2.2%
150,060	Comverse Technology Inc. *	1,313,025
32,375	F5 Networks Inc. *	1,283,021

	Total Communications Equipment	2,596,046

Internet Software & Services — 7.1%
7,560	Baidu.com Inc., ADR *	2,956,338
54,987	Digital River Inc. *	2,217,076
80,550	Mercadolibre Inc. *	3,097,953

	Total Internet Software & Services	8,271,367

IT Services — 1.1%
211,493	Online Resources Corp. *	1,304,912

See Notes to Schedule of Investments.

Legg Mason ClearBridge Variable Small Cap Growth Portfolio
Schedule of Investments (unaudited) (continued)
September 30, 2009

Shares	Security	Value
Semiconductors & Semiconductor Equipment — 1.5%
308,609	LSI Corp. *	$1,694,263
Software — 13.8%
89,380	Aspen Technology Inc. *	911,676
79,630	Blackboard Inc. *	3,008,421
81,200	Citrix Systems Inc. *	3,185,476
402,390	Lawson Software Inc. *	2,510,914
59,628	MICROS Systems Inc. *	1,800,169
33,300	Solarwinds Inc. *	733,599
130,460	Sourcefire Inc. *	2,800,976
70,957	Verint Systems Inc. *	1,028,877

	Total Software	15,980,108

	TOTAL INFORMATION TECHNOLOGY	29,846,696

MATERIALS — 3.3%
Chemicals — 1.9%
86,616	Rockwood Holdings Inc. *	1,781,691
112,910	Senomyx Inc. *	455,027

	Total Chemicals	2,236,718

Metals & Mining — 1.4%
26,096	Compass Minerals International Inc.	1,608,036

	TOTAL MATERIALS	3,844,754

TELECOMMUNICATION SERVICES — 4.3%
Wireless Telecommunication Services — 4.3%
36,834	American Tower Corp., Class A Shares *	1,340,758
71,160	Leap Wireless International Inc. *	1,391,178
83,040	SBA Communications Corp., Class A *	2,244,571

	TOTAL TELECOMMUNICATION SERVICES	4,976,507

UTILITIES — 2.4%
Electric Utilities — 2.4%
61,350	ITC Holdings Corp.	2,788,358

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $104,396,063)	108,271,790

Face
Amount

SHORT-TERM INVESTMENT — 7.1%
Repurchase Agreement — 7.1%
$8,258,000	Interest in $499,976,000 joint tri-party repurchase agreement dated 9/30/09 with RBS Securities Inc., 0.050% due 10/1/09; Proceeds at maturity — $8,258,011; (Fully collateralized by various U.S. government agency obligations, 0.750% to 4.375% due 1/18/11 to 7/17/13; Market value — $8,423,192) (Cost — $8,258,000)	8,258,000

	TOTAL INVESTMENTS — 100.3% (Cost — $112,654,063#)	116,529,790
	Liabilities in Excess of Other Assets — (0.3)%	(362,278)

	TOTAL NET ASSETS — 100.0%	$116,167,512

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason ClearBridge Variable Small Cap Growth Portfolio (formerly known as Legg Mason Partners Variable Small Cap Growth Portfolio) (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the“1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by separate accounts of participating life insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
The Portfolio has adopted Financial Accounting Standards Board Codification Section 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Section 820”). ASC Section 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

		Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks†	$108,271,790	—	—	$108,271,790
Short-term investments†	—	$8,258,000	—	8,258,000

Total investments	$108,271,790	$8,258,000	—	$116,529,790

† See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At September 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$21,036,690
Gross unrealized depreciation	(17,160,963)

Net unrealized appreciation	$3,875,727

3. Derivative Instruments and Hedging Activities
Financial Accounting Standards Board Codification Section 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.
At September 30, 2009, the Portfolio did not hold any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: November 24, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: November 24, 2009

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer
Date: November 24, 2009